Note 15 - Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of financial instruments at fair value through profit or loss [text block]
	For the	For the
	year ended	year ended
	March 31, 2018	March 31, 2017
Change in fair value of derivative instruments and other

Physical forward contracts and options (i)	$400,583	$215,935
Financial swap contracts and options (ii)	59,710	144,288
Foreign exchange forward contracts	(1,842)	(1,756)
Share swap	(4,484)	(98)
6.5% convertible bond conversion feature	7,764	14,261
Unrealized foreign exchange on 6.5% convertible bond	6,101	(4,309)
Other derivative options	6,524	6,470
Change in fair value of derivative instruments and other	$474,356	$374,791

Disclosure of detailed information about financial instruments [text block]
	Financial assets (current)	Financial assets (non-current)	Financial liabilities (current)	Financial liabilities (non-current)

Physical forward contracts and options (i)	$198,891	$60,550	$32,451	$29,003
Financial swap contracts and options (ii)	8,133	1,342	34,369	22,117
Foreign exchange forward contracts	-	-	1,068	505
Share swap	-	-	18,400	-
6.5% convertible bond conversion feature	-	-	-	246
Other derivative options	11,745	2,770	-	-
As at March 31, 2018	$218,769	$64,662	$86,288	$51,871
	Financial assets (current)	Financial assets (non-current)	Financial liabilities (current)	Financial liabilities (non-current)

Physical forward contracts and options	$982	$983	$89,472	$124,173
Financial swap contracts and options	3,207	2,027	65,362	46,246
Foreign exchange forward contracts	565	-	-	295
Share swap	-	-	13,916	-
6.5% convertible bond conversion feature	-	-	-	8,010
Other derivative options	6,902	-	43	-
As at March 31, 2017	$11,656	$3,010	$168,793	$178,724

Disclosure of fair value measurement of assets and liabilities [text block]
	Level 1	Level 2	Level 3	Total
Derivative financial assets	$-	$-	$283,431	$283,431
Derivative financial liabilities	-	(21,092)	(117,067)	(138,159)
Total net derivative assets (liabilities)	$-	$(21,092)	$166,364	$145,272
	Level 1	Level 2	Level 3	Total
Derivative financial assets	$-	$-	$14,666	$14,666
Derivative financial liabilities	-	(17,741)	(329,776)	(347,517)
Total net derivative liabilities	$-	$(17,741)	$(315,110)	$(332,851)

Disclosure of fair value measurement of liabilities [text block]
	Year ended	Year ended
	March 31, 2018	March 31, 2017
Balance, beginning of year	$(315,110)	$(638,231)
Total gains (losses)	105,709	(42,084)
Purchases	207,531	(30,265)
Sales	(64,464)	2,084
Settlements	232,698	393,386
Balance, end of year	$166,364	$(315,110)

Disclosure of fair value measurement of assets [text block]
	Level 1	Level 2	Level 3	Total
Investment in ecobee	$-	$32,446	$-	$32,446
Investment in Energy Earth	-	3,900	-	3,900
Total investments	$-	$36,314	$-	$36,314

Disclosure of financial assets that are either past due or impaired [text block]
	March 31, 2018	March 31, 2017

Current	$113,786	$96,510
1– 30 days	44,374	30,672
31–60 days	21,241	12,806
61–90 days	12,686	8,358
Over 90 days	69,207	47,059
	$261,294	$195,405

Disclosure Of Allowance For Credit Losses [text block]
	March 31, 2018	March 31, 2017

Balance, beginning of year	$49,431	$58,789
Provision for doubtful accounts	56,300	56,041
Bad debts written off	(41,802)	(64,262)
Foreign exchange	(3,808)	(1,137)
Balance, end of year	$60,121	$49,431

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
	Carrying	Contractual	Less than			More than
	amount	cash flows	1 year	1-3 years	4-5 years	5 years
Trade and other payables	$616,434	$616,434	$616,434	$-	$-	$-
Long-term debt 1	543,504	575,525	122,115	193,410	260,000	-
Gas, electricity and non-commodity contracts	138,159	3,171,037	1,867,389	1,202,949	69,658	31,041
	$1,298,097	$4,362,996	$2,605,938	$1,396,359	$329,658	$31,041
	Carrying	Contractual	Less than			More than
	amount	cash flows	1 year	1-3 years	4-5 years	5 years
Trade and other payables	$499,169	$499,169	$499,169	$-	$-	$-
Long-term debt 1	498,088	527,743	-	367,743	160,000	-
Gas, electricity and non-commodity contracts	347,517	3,397,692	1,982,896	1,189,745	188,282	36,769
	$1,344,774	$4,424,604	$2,482,065	$1,557,488	$348,282	$36,769

Disclosure of maturity analysis for contractual net interest payments [text block]
	Less than 1 year	1-3 years	4-5 years	More than 5 years
Interest payments	$30,815	$41,386	$24,300	$-